Kirkpatrick & Lockhart Nicholson Graham LLP       1800 Massachussetts Avenue, NW
                                                  Suite 200
                                                  Washington, DC 20036-1221
                                                  202.778-9000
                                                  202.778-9100
                                                  www.klng.com

                                                           January 10, 2005

EDGAR FILING
------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      Heritage Capital Appreciation Trust
                           File Nos. 2-98634 and 811-4338
                           ------------------------------

Dear Sir or Madam:

     Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the above Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 28 ("PEA No. 28") to its Registration Statement on Form N-1A and that PEA No. 28 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9044.

                                                     Very truly yours,

                                                     /s/ David Joire

                                                     David Joire



cc:  Jim Sutherland
         Heritage Asset Management, Inc.